Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants	$ 1,117,321	$ 961,922
Capital note	45,493	43,568
Total financial liabilities	1,162,814	1,005,490
Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants	1,117,321	961,922
Capital note	45,493	43,568
Total financial liabilities	$ 1,162,814	$ 1,005,490